GENERAL (Schedule of Unaudited Pro Forma Results) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
GENERAL [Abstract]
Revenues	$ 51,527	$ 79,501
Net income (loss)	$ (4,378)	$ 3,565
Basic and diluted income (loss) per share	$ (0.27)	$ 0.22